Basis of Preparation (Details 2) (Predecessor, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Out of period adjustments
Out of period adjustments related to prior years
Decrease (increase) to pre-tax loss	$ 10.7
Decrease (increase) to after-tax loss	13.4
Adjustments to interest expense to correct and fully align amortization of deferred debt issue costs and debt discounts in prior periods with the effective interest method | Senior Debt Obligations
Out of period adjustments related to prior years
Decrease (increase) to pre-tax loss	19.5
Adjustment to correctly reflect legal expenses paid by AIG | AIG | Corporate costs, including allocations
Out of period adjustments related to prior years
Decrease (increase) to pre-tax loss	(3.7)
Decrease (increase) to after-tax loss	(3.7)
Adjustments to correct lease revenue to fully align amortization of prepaid lease costs on certain leases with early termination options
Out of period adjustments related to prior years
Decrease (increase) to pre-tax loss	(5.5)
Reversal of IRS audit interest expense incorrectly recognized in fourth quarter 2011 tax provision
Out of period adjustments related to prior years
Decrease (increase) to after-tax loss	$ 8.3